Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2021
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0001580956
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2022
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2022
Prospectus Date	rr_ProspectusDate	Apr. 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A